Revolving Credit Facilities - Additional Information (Detail) - CAD ($) $ in Millions		1 Months Ended	12 Months Ended
	May 23, 2018	May 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Feb. 01, 2017
Disclosure of detailed information about revolving credit facilities [line items]
Revolving credit facility, previous availability	$ 475.0
Revolving credit facility additional borrowing capacity	100.0
Revolving credit facility maximum borrowing capacity	$ 575.0
Revolving credit facility extended maturity	Extend the maturity from June 2021 to May 2023.
Percentage of reduction revolving credit facility borrowing cost	0.25%
Revolving credit facility transaction fees	$ 2.6
Percentage of trade and other receivable subject to borrowings calculation			75.00%
Percentage of inventories subject to borrowings calculation			50.00%
Letters of credit issued			$ 2.5	$ 2.1
Letters of credit outstanding			$ 4.7	5.2
Bottom of range [member]
Disclosure of detailed information about revolving credit facilities [line items]
Undrawn revolving credit comment fee percentage			0.25%
Bottom of range [member] | LIBOR plus interest rate [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates			1.45%
Bottom of range [member] | U.S. base rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates			0.45%
Bottom of range [member] | U.S. prime rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates			0.45%
Bottom of range [member] | Bankers acceptances plus interest rate [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates			1.45%
Bottom of range [member] | Canadian Prime Rate Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates			0.45%
Bottom of range [member] | Euro Libor Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates			1.45%
Top of range [member]
Disclosure of detailed information about revolving credit facilities [line items]
Undrawn revolving credit comment fee percentage			0.40%
Top of range [member] | LIBOR plus interest rate [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates			3.25%
Top of range [member] | U.S. base rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates			2.25%
Top of range [member] | U.S. prime rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates			2.25%
Top of range [member] | Bankers acceptances plus interest rate [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates			3.25%
Top of range [member] | Canadian Prime Rate Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates			2.25%
Top of range [member] | Euro Libor Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates			3.25%
First amendment revolving credit facilities [member]
Disclosure of detailed information about revolving credit facilities [line items]
Revolving credit facility additional borrowing capacity		$ 50.0
Revolving credit facility maximum borrowing capacity		475.0
Revolving credit facility transaction fees		0.5
Revolving credit facilities before amendment		$ 425.0
Revolving credit facilities [member]
Disclosure of detailed information about revolving credit facilities [line items]
Undrawn revolving credit comment fee percentage			0.25%
Revolving credit facility			$ 0.0	$ 0.0	$ 0.0
Revolving credit facilities [member] | LIBOR plus interest rate [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates			1.75%
Revolving credit facilities [member] | U.S. base rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates			0.75%
Revolving credit facilities [member] | U.S. prime rate plus interest [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates			0.75%
Revolving credit facilities [member] | Bankers acceptances plus interest rate [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates			1.75%
Revolving credit facilities [member] | Canadian Prime Rate Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates			0.75%
Revolving credit facilities [member] | Euro Libor Plus [member]
Disclosure of detailed information about revolving credit facilities [line items]
Interest rates			1.75%